Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2014	2013
Original cost:
Technology	12	$198,240	$190,043
Customer relations	10	160,331	160,726
Trademarks and other	15	143,094	143,354
		501,665	494,123
Accumulated amortization:
Technology		131,384	114,947
Customer relations		137,026	120,534
Trademarks and other		100,334	90,685
		368,744	326,166
Amortized cost		$132,921	$167,957

B.	AMORTIZATION EXPENSES

Amortization expenses amounted to $42,951, $45,903 and $49,245 for the years ended December 31, 2014, 2013 and 2012, respectively.

C.	AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2015		$39,171
2016		28,373
2017		22,891
2018		20,835
2019		14,864
2020	and thereafter	6,787

D.    CHANGES IN GOODWILL

Changes in goodwill during 2014 are as follows:

2014
Balance, at January 1, 2014	$501,793
Additions	6,102
Net translation differences (1)	(3,284)
Balance, at December 31, 2014	$504,611

(1)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.